FAIR VALUE MEASUREMENTS - Narrative (Details) - EBP 002 [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fair Value Measurements [Line Items]
Valero common stock dividend income	$ 144,755	$ 99,706
Valero Common Stock [Member]
EBP, Fair Value Measurements [Line Items]
Percentage of Valero common stock to total investments at fair value	10.80%	10.60%
Valero common stock dividend income	$ 12,500	$ 12,900
Valero common stock share price (in dollars per share)	$ 162.79	$ 122.59